Related Parties	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related Parties
47.	Related Parties

(1)	Related parties of the Company as of December 31, 2024 are as follows:

Type	Related party
Parent	Republic of Korea government

Subsidiaries (167 subsidiaries)	Korea Hydro & Nuclear Power Co., Ltd., Korea South-East Power Co., Ltd., Korea Midland Power Co., Ltd., Korea Western Power Co., Ltd., Korea Southern Power Co., Ltd., Korea East-West Power Co., Ltd., KEPCO Engineering & Construction Company, Inc., KEPCO Plant Service & Engineering Co., Ltd., KEPCO Nuclear Fuel Co., Ltd., KEPCO KDN Co., Ltd., Gyeonggi Green Energy Co., Ltd., Korea Offshore Wind Power Co., Ltd., KOSEP Material Co., Ltd., KEPCO International HongKong Ltd., KEPCO International Philippines Inc., KEPCO Philippines Corporation, KEPCO Ilijan Corporation, KEPCO Gansu International Ltd., KEPCO Philippines Holdings Inc., KEPCO Neimenggu International Ltd., KEPCO Australia Pty., Ltd., KEPCO Shanxi International Ltd., KOMIPO Global Pte Ltd., KOSEP Australia Pty., Ltd., KOMIPO Australia Pty., Ltd., KOWEPO Australia Pty., Ltd., KOSPO Australia Pty., Ltd., KEPCO Netherlands B.V., KEPCO Middle East Holding Company, Qatrana Electric Power Company, KOWEPO International Corporation, KOSPO Jordan LLC, Korea Waterbury Uranium Limited Partnership, PT. Cirebon Power Service, EWP America Inc., KHNP Canada Energy Ltd., KEPCO Bylong Australia Pty., Ltd., KNF Canada Energy Limited, KEPCO Holdings de Mexico, KST Electric Power Company, S.A.P.I. de C.V., KEPCO Energy Service Company, KEPCO Netherlands S3 B.V., PT. KOMIPO Pembangkitan Jawa Bali, EWP Barbados 1 SRL, PT. Tanggamus Electric Power, KOMIPO America Inc., PT. EWP Indonesia, KEPCO Netherlands J3 B.V., Global One Pioneer B.V., Global Energy Pioneer B.V., Mira Power Limited, KEPCO KPS Philippines Corp., KOSPO Chile SpA, Commerce and Industry Energy Co., Ltd., Gyeongju Wind Power Co., Ltd., California Power Holdings, LLC, EWP Renewable Corporation, Hee Mang Sunlight Power Co., Ltd., Fujeij Wind Power Company, KOSPO Youngnam Power Co., Ltd., Chitose Solar Power Plant LLC., KEPCO Solar Co., Ltd., KEPCO ES Co., Ltd., KOSPO Power Services Ltda., KOEN Bylong Pty., Ltd., KOWEPO Bylong Pty., Ltd., KOSPO Bylong Pty., Ltd., EWP Bylong Pty., Ltd., KOWEPO Lao International, KOMIPO Bylong Pty., Ltd., Energy New Industry Specialized Investment Private Investment Trust., KEPCO Mangilao Holdings LLC, Mangilao Investment LLC, KEPCO Mangilao Solar, LLC, Jeju Hanlim Offshore Wind Co., Ltd., PT. Siborpa Eco Power,
e-New
Industry LB Fund 1, Songhyun
e-New
Industry Fund, BSK
E-New
Industry Fund VII, PT. Korea Energy Indonesia, KOLAT SpA, KEPCO California, LLC, KEPCO Mojave Holdings, LLC, Incheon Fuel Cell Co., Ltd., KOEN Service Co., Ltd., KOMIPO Service Co., Ltd., KOWEPO Service Co., Ltd., KOSPO Service Co., Ltd., EWP Service Co., Ltd., PT. KOMIPO Energy Indonesia, KNF Partners Co., Ltd., KOSPO USA Inc., KOSPO Niles LLC (formerly, Nambu USA LLC), Tamra Offshore Wind Power Co., Ltd., KEPCO MCS Co., Ltd., KEPCO FMS Co., Ltd., Firstkeepers Co., Ltd., Secutec Co., Ltd., SE Green Energy Co., Ltd., Mangilao Intermediate Holdings LLC, KEPCO CSC Co., Ltd., KOAK Power Limited, KOMIPO Europe B.V., Haenanum Energy Fund, Paju Ecoenergy Co., Ltd., Guam Ukudu Power LLC,
K-SOLAR
SHINAN Co., Ltd., KPS Partners Co., Ltd., KEPCO E&C Service Co., Ltd., Moha solar Co., Ltd., KHNP USA LLC, KOMIPO Vanphong Power Service LLC, Ogiri Solar Power Co., Ltd., BSK
E-New
Industry Fund X, Energy Innovation Fund I, KHNP Chile SpA, Yeong Yang Apollon Photovoltaic Co., Ltd., Yeong Yang Corporation Co., Ltd., SolarVader Co., Ltd., Yeong Yang Innovation Co., Ltd., Yeong Yang Horus Photovoltaic Co., Ltd., Yeong Yang Solar Management Co., Ltd., LSG Hydro Power Limited, KOEN Bio Co., Ltd., KOMIPO Energy Solution America, LLC, Elara Investment Holdings, LLC, Elara Equity Holdings, LLC, Elara Class B Holdings, LLC, Elara Class B Member, LLC, Elara Development Holdings, LLC, KOMIPO Development, LLC, Elara Energy Holdings, LLC, Elara Energy Project, LLC, KOMIPO Iberian Solar Group, S.L.U., KOWEPO Europe B.V., CVS Equity Holdings, LLC, CVS Class B Holdings, LLC, CVS Development Holdings, LLC, CVS Development, LLC, CVS Class B Member, LLC, CVS Energy Holdings, LLC, Concho Valley Energy, LLC, Concho Valley Solar, LLC, Jeongam Wind Power Co., Ltd., Yeongdeok Sunrise Wind Power Co., Ltd., UI Carbon-Neutrality Fund, KA Power Limited, Western Power Changgi Solar Co., Ltd., Digital Innovation Growth Fund, EWP Australia Pty., Ltd., Columboola Solar Farm Hold Co Pty., Ltd., J Wind First, LLC, KEPCO Holding Company, KEPCO for Maintenance Company, KOSPO Trumbull LLC, Changjuk Wind Power Co., Ltd., KEPCO KPS South Africa Pty., Ltd., Chile Solar JV SpA, KOWEPO Holding Limited, Columboola Solar Farm Nominees Pty., Ltd., Columboola Solar Farm Op Trust, Columboola Solar Farm Fin Co Pty., Ltd., Magna Energy New Industrial Fund, EWP ESS Holdings, LLC, Fairhaven ESS LLC, KOSPO Rutile, LLC, Sprott Chile Solar I SpA

Type	Related party

Associates (98 entities)	Dongducheon Dream Power Co., Ltd., Korea Gas Corporation, Daegu Photovoltaic Co., Ltd., Haeng Bok Do Si Photovoltaic Power Co., Ltd., Korea Electric Power Industrial Development Co., Ltd., Goseong Green Power Co., Ltd., Gangneung Eco Power Co., Ltd., Shin Pyeongtaek Power Co., Ltd., Noeul Green Energy Co., Ltd., Gangwon Wind Power Co., Ltd., Gwangyang Green Energy Co., Ltd., Hyundai Green Power Co., Ltd., Korea Power Exchange, Taebaek Guinemi Wind Power Co., Ltd., Daeryun Power Co., Ltd., KNH Solar Co., Ltd.,
S-Power
Co., Ltd., SPC Power Corporation, Gemeng International Energy Co., Ltd., PT. Cirebon Electric Power, KNOC Nigerian East Oil Co., Ltd., KNOC Nigerian West Oil Co., Ltd., PT Wampu Electric Power, PT. Bayan Resources TBK, Nepal Water & Energy Development Company Private Limited,
Xe-Pian
Xe-Namnoy
Power Co., Ltd., PT. Mutiara Jawa, Jinbhuvish Power Generation Pvt. Ltd., Daejung Offshore Wind Power Co., Ltd., GS Donghae Electric Power Co., Ltd., Busan Green Energy Co., Ltd., Hansuwon KNP Co., Ltd., Korea Electric Power Corporation Fund, Energy Infra Asset Management Co., Ltd., Yaksu ESS Co., Ltd., PND Solar Co., Ltd., Hyundai Eco Energy Co., Ltd., YeongGwang Yaksu Wind Electric Co., Ltd., Green Energy Electricity Generation Co., Ltd., Korea Energy Solutions Co., Ltd., ITR Co., Ltd., STN Co., Ltd., Indeck Niles Development, LLC, Indeck Niles Asset Management, LLC, Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1, Suwon New Power Co., Ltd., Gwangbaek Solar Power Investment Co., Ltd., Go deok Clean Energy Co., Ltd., SureDataLab Co., Ltd., SEP Co., Ltd., Hankook Electric Power Information Co., Ltd., Tronix Co., Ltd., O2&B Global Co., Ltd., Muan Sunshine Solar Power Plant Co., Ltd., Bigeum Resident Photovoltaic Power Co., Ltd., Goesan Solar park Co., Ltd., Saemangeum Heemang Photovoltaic Co., Ltd., Bitgoel Eco Energy Co., Ltd., Jeju Gimnyeong Wind Power Co., Ltd., Seoroseoro Sunny Power Plant Co., Ltd., Muan Solar Park Co., Ltd., YuDang Solar Co., Ltd., Anjwa Smart Farm & Solar City Co., Ltd., KPE Green Energy Co., Ltd., G.GURU Co., Ltd., UD4M Co., Ltd., Dongbu Highway Solar Co., Ltd., Seobu Highway Solar Co., Ltd., Korea Energy Data Co., Ltd., Gangneung Sacheon Fuel Cell Co., Ltd., Taebaek Gadeoksan Wind Power Co., Ltd., Chuncheon Green Energy Co., Ltd., Yeomsubong Wind Power Co., Ltd., Yeongyang Wind Power Corporation II, Haeparang Energy Co., Ltd., Saemangeum Sebit Power Plant Co., Ltd., PlatformN. Co., Ltd., PT. Cirebon Energi Prasarana, Future Convergence Technology Laboratory. Co., Ltd., ECO Motion Co., Ltd., REC’s Innovation Co., Ltd., ACE, Co., Ltd., Environment and Energy Co., Ltd., Green Radiation Co., Ltd., Santiago Solar Power SpA, Yanggu Floating Photovoltaic Power Plant Inc., Changwon SG energy Co., Ltd., Donpyung Technology. Co., Ltd., Power Embedded, HORANG ENERGY Inc., Hoenggye Renewable Energy Co., Ltd., Haman Green Energy Co., Ltd., Songsan Green Energy Co., Ltd., SkyPic Inc., HyChangwon Fuel Cell. Co., Ltd., Dreams Co.,Ltd., DEEPAI Co.,Ltd., Amaala Sustainable Company for Energy
Joint ventures (117 entities)	Daegu Green Power Co., Ltd., KEPCO SPC Power Corporation, KAPES, Inc., Honam Wind Power Co., Ltd., Korea Power Engineering Service Co., Ltd., Seokmun Energy Co., Ltd., Incheon New Power Co., Ltd., Chun-cheon Energy Co., Ltd., Yeonggwangbaeksu Wind Power Co., Ltd., KW Nuclear Components Co., Ltd., Busan Shinho Solar Power Co., Ltd., Global Trade Of Power System Co., Ltd., Expressway Solar-light Power Generation Co., Ltd., Gansu Datang Yumen Wind Power Co., Ltd., Datang Chifeng Renewable Power Co., Ltd., Rabigh Electricity Company, Rabigh Operation & Maintenance Company Limited, Datang KEPCO Chaoyang Renewable Power Co., Ltd., Shuweihat Asia Power Investment B.V., Shuweihat Asia Operation & Maintenance Company, Waterbury Lake Uranium L.P.,
ASM-BG
Investicii AD, RES Technology AD, Jamaica Public Service Company Limited, KV Holdings, Inc., Amman Asia Electric Power Company, Kelar S.A., PT. Tanjung Power Indonesia, Nghi Son 2 Power LLC, Daehan Wind Power PSC, MOMENTUM, Barakah One Company, Nawah Energy Company, Yeonggwang Wind Power Co., Ltd., Chester Solar IV SpA, Chester Solar V SpA, Diego de Almagro Solar SpA, South Jamaica Power Company Limited, Daesan Green Energy Co., Ltd., RE Holiday Holdings LLC, RE Pioneer Holdings LLC, RE Barren Ridge 1 Holdings LLC, RE Astoria 2 LandCo LLC, RE Barren Ridge LandCo LLC, Laurel SpA, KIAMCO KOWEPO Bannerton Hold Co Pty Ltd, Cheong-Song Noraesan Wind Power Co., Ltd., Chester Solar I SpA, Solar Philippines Calatagan Corporation, Saemangeum Solar Power Co., Ltd., Chungsongmeon BongSan wind power Co., Ltd., Jaeun Resident Wind Power Plant Co., Ltd., DE Energia SpA, Dangjin Eco Power Co., Ltd., Haemodum Solar Co., Ltd., Yangyang Wind Power Co., Ltd., Horus Solar, S.A. de C.V., Recursos Solares PV de Mexico II, S.A. de C.V., Sunmex Renovables, S.A. de C.V., Stavro Holding II A.B., Solaseado Solar Power Co., Ltd., Yeongam Solar Power Co., Ltd., Samsu Wind Power Co., Ltd., Pulau Indah Power Plant Sdn. Bhd.,
NH-Amundi
Global Infrastructure Investment Private Investment Trust 21,
Shin-han
BNPP Private Investment Trust for East-West Sunlight Dream, PT Barito Wahana Tenaga, Cheongna Energy Co., Ltd., Boim Combined Heat and Power Generation Co., Ltd., OneEnergy Asia Limited, KAS INVESTMENT I LLC, KAS INVESTMENT II LLC, Energyco Co., Ltd., CAES, LLC, Hapcheon Floating Photovoltaic Power Plant Inc., Busan Industrial Solar Power Co., Ltd., Bitsolar Energy Co., Ltd., Naepo Green Energy Co., Ltd., Pulau Indah O&M Sdn. Bhd., Guadalupe Solar SpA, Omisan Wind Power Co., Ltd., Foresight Iberian Solar Group Holding, S.L., Yeongwol Eco Wind Co., Ltd., Gurae Resident Power Co., Ltd., Cheongju Eco Park Co., Ltd., Prime Swedish Holding AB, Enel X Midland Photovoltaic, LLC, Geumsungsan Wind Power Co., Ltd., KEPCO KPS CARABAO Corp., Goheung New Energy Co., Ltd., Gunsan Land Solar Co., Ltd., CapMan Lynx SCA, SICAR, International Offshore Power Transmission Holding Company Limited, Eumseong Eco Park Co., Ltd., Changwon
Nu-ri
Energy Co., Ltd., PungBack Wind Farm Corporation, Seobusambo highway photovoltaics Co., Ltd., Seungmun Green Energy, Pyeongchang Wind Power Co., Ltd., Trumbull Asset Management, LLC,
S-Power
Chile SpA, Taebaek Wind Power Co., Ltd., Yangyang Suri Wind Power Co., Ltd., KEPCO for Power Company, Jeonju Bio Green Energy Co., Ltd., Kumyang Eco Park Co., Ltd., Jeongeup Green Power Co., Ltd., Hadong
E-factory
Co., Ltd., Namyangju Combined Heat and Power Co., Ltd., Wadi Noor Solar Power Company SAOC, Fairhaven Energy Storage LLC, Rutile BESS Holdings, LLC, Trumbull Development Partners, LLC, Samcheok Eco Materials Co., Ltd., Imha Floating Photovoltaic Power Plant Inc., Roof One Energy Co., Ltd., EDFR KOWEPO AJBAN PV HOLDING LIMITED

Others (1 entity)	Korea Development Bank

(2)	Transactions between the Company and its subsidiaries are eliminated during the consolidation and are not disclosed in notes.

(3)	Related party transactions for the years ended December 31, 2022, 2023 and 2024 are as follows:
<Sales and Others>

			Sales and others
Company name	Transaction type		2022	2023	2024
			In millions of won
<Associates>
Korea Gas Corporation	Electricity sales	￦	155,309	140,630	149,095
Goseong Green Power Co., Ltd.	Electricity sales		1,062,108	842,270	612,327
Dongducheon Dream Power Co., Ltd.	Electricity sales		8,942	16,138	17,151
Saemangeum Sebit Power Plant Co., Ltd.	Electricity sales		1,418	2,313	1,693
Daejung Offshore Wind Power Co., Ltd.	Electricity sales		46	84	87
Daegu Photovoltaic Co., Ltd.	Electricity sales		268	408	344
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Electricity sales		2	3	3
Korea Electric Power Industrial Development Co., Ltd.	Service		10,369	11,115	11,180
Gangneung Eco Power Co., Ltd.	Fuel sales		459,404	943,063	494,428
Shin Pyeongtaek Power Co., Ltd.	Electricity sales		27,486	91,830	55,610
Noeul Green Energy Co., Ltd.	Electricity sales		9,396	8,431	8,009
Samcheok Eco Materials Co., Ltd.(*1)	Electricity sales		546	615	—
YTN Co., Ltd.(*3)	Electricity sales		2,180	2,908	—
Busan Green Energy Co., Ltd.	Electricity sales		5,055	10,733	11,794
Korea Electric Vehicle Charging Service (*7)	Electricity sales		3,686	—
Energy Infra Asset Management Co., Ltd.	Electricity sales		—	89	89
Gangwon Wind Power Co., Ltd.	Electricity sales		1,549	2,464	1,736
Gwangyang Green Energy Co., Ltd.	Electricity sales		1,848	1,492	1,479
Bigeum Resident Photovoltaic Power Co., Ltd.	Electricity sales		660	888	919
Yanggu Floating Photovoltaic Power Plant Inc.	Electricity sales		—	—	6
Hyundai Green Power Co., Ltd.	Electricity sales and design service		7,063	6,668	6,659
Korea Power Exchange	Service		16,596	52,262	78,346
Taebaek Wind Power Co., Ltd. (*4)	Service		861	—	—
Taebaek Guinemi Wind Power Co., Ltd.	Electricity sales		—	—	26
Pyeongchang Wind Power Co., Ltd.	Electricity sales		1,323	—	—
Daeryun Power Co., Ltd.	Electricity sales		2,016	3,187	3,628
Changjuk Wind Power Co., Ltd. (*6)	Electricity sales		1,350	—	—
GS Donghae Electric Power Co., Ltd.	Electricity sales		5,238	28,164	9,284
KNH Solar Co., Ltd.	Electricity sales		13	15	1,635
S-Power Co., Ltd.	Service		4,588	4,965	2,359
Chuncheon Green Energy Co., Ltd.	Electricity sales		2	82	11,010
Yeongyang Wind Power Corporation II	Comission		—	150	150
PND Solar Co., Ltd.	Electricity sales		427	547	348
Hyundai Eco Energy Co., Ltd.	Electricity sales		277	1,236	833
YeongGwang Yaksu Wind Electric Co., Ltd.	Electricity sales		66	96	237
Taebaek Gadeoksan Wind Power Co., Ltd.	Electricity sales		1,952	3,998	2,464
Korea Energy Solutions Co., Ltd.	Electricity sales		2	2	2
ITR Co., Ltd.	Service		6	3	—
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)	Service		7	—	1
Namjeongsusang Solar Power Operation Co., Ltd. (*2)	Electricity sales		21	31	—

			Sales and others
Company name	Transaction type		2022	2023	2024
			In millions of won
<Associates>
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	Service	￦	394	405	360
Bitgoel Eco Energy Co., Ltd.	Electricity sales		1,397	1,581	3,377
Jeju Gimnyeong Wind Power Co., Ltd.	Electricity sales		367	315	458
Seoroseoro Sunny Power Plant Co., Ltd.	Electricity sales		1	2	2
Muan Solar park Co., Ltd.	Electricity sales		950	3,083	1,797
YuDang Solar Co., Ltd.	Electricity sales		160	100	60
Anjwa Smart Farm & Solar City Co., Ltd.	Electricity sales		1,068	2,479	971
KPE Green Energy Co., Ltd.	Electricity sales		185	163	226
Saemangeum Heemang Photovoltaic Co., Ltd.	Electricity sales		5,740	3,538	2,232
UD4M Co., Ltd.	Electricity sales		2	3	8
Dongbu Highway Solar Co., Ltd.	Electricity sales		8	11	11
Seobu Highway Solar Co., Ltd.	Electricity sales		8	12	13
Songsan Green Energy Co., Ltd.	Interest income/ Dividends income		—	—	174
Gwangbaek Solar Power Investment Co., Ltd.	Electricity sales		—	644	523
Go deok Clean Energy Co., Ltd.	Electricity sales		—	4,685	11,376
Changwon SG Energy Co., Ltd.			—	—	9
SureDataLab Co., Ltd.	Electricity sales		1	1	—
Suwon New Power Co., Ltd.	Electricity sales		118	91	(102)
Kosture Co., Ltd.	Electricity sales		5	—	—
PlatformN. Co., Ltd.	Others		14	16	—
Muan Sunshine Solar Power Plant Co., Ltd.	Electricity sales		17	403	630
Gangneung Sacheon Fuel Cell Co., Ltd.	Electricity sales		151	133	8,343
13 Associates (Overseas)	Electricity sales		548,507	386,191	243,651

<Joint ventures>
Seobusambo highway photovoltaics Co., Ltd.	Electricity sales		3	16	20
Yangyang Suri Wind Power Co., Ltd.	Electricity sales		—	169	202
Naepo Green Energy Co., Ltd.	Electricity sales		761	3,462	3,972
Cheongna Energy Co., Ltd.	Others		39,802	32,835	38,349
Namyangju Combined Heat and Power Co., Ltd.	Service		—	—	2,493
Boim Combined Heat and Power Generation Co., Ltd.	Service		7,761	2,110	2,073
Daegu Green Power Co., Ltd.	Electricity sales		1,190	1,694	2,385
KAPES, Inc.	Commission		450	1,604	1,531
Honam Wind Power Co., Ltd.	Electricity sales		242	610	529
Korea Power Engineering Service Co., Ltd.	Service		268	159	777
Seokmun Energy Co., Ltd.	Service		1,685	1,792	1,774
Incheon New Power Co., Ltd.	Construction revenue		14	458	26
Chun-cheon Energy Co., Ltd.	Electricity sales		2,505	2,976	968
Yeonggwangbaeksu Wind Power Co., Ltd.	Electricity sales		1,898	1,962	2,031

			Sales and others
Company name	Transaction type		2022	2023	2024
			In millions of won

<Joint ventures>
Yeonggwang Wind Power Co., Ltd.	Electricity sales	￦	871	3,607	943
NH-Amundi Global Infrastructure Investment Private Investment Trust 21	Service		1,415	1,568	—
Seungmun Green Energy	Electricity sales		—	—	79
KW Nuclear Components Co., Ltd.	Service		1,624	1,612	1,645
Taebaek Wind Power Co., Ltd. (*4)	Others		—	2,864	41
Pyeongchang Wind Power Co., Ltd.	Electricity sales		—	2,087	771
KEPCO-Uhde Inc. (* 5 )	Electricity sales		12	—	—
Busan Shinho Solar Power Co., Ltd.	Electricity sales		502	1,205	699
Expressway Solar-light Power Generation Co., Ltd.	Electricity sales		—	43	—
Goheung New Energy Co., Ltd.	Electricity sales		141	3,214	3,106
Gunsan Land Solar Co., Ltd.	Electricity sales		518	809	944
Daesan Green Energy Co., Ltd.	Electricity sales		394	760	426
Cheong-Song Noraesan Wind Power Co., Ltd.	Electricity sales		698	901	38
Chungsongmeon BongSan wind power Co., Ltd.	Electricity sales		1	1	1
Saemangeum Solar Power Co., Ltd.	Service		100	—	—
Dangjin Eco Power Co., Ltd.	Electricity sales		32	40	42
Yangyang Wind Power Co., Ltd.	Electricity sales		—	13	238
Energyco Co., Ltd.	Electricity sales		463	457	161
Hapcheon Floating Photovoltaic Power Plant Inc.	Electricity sales		544	88	905
Busan Industrial Solar Power Co., Ltd.	Electricity sales		14	22	23
Bitsolar Energy Co., Ltd.	Electricity sales		498	357	464
Omisan Wind Power Co., Ltd.	Electricity sales		1	26	279
Changwon Nu-ri Energy Co., Ltd.	Service		—	—	171
Jeonju Bio Green Energy Co., Ltd.	Service		—	—	170
Haemodum Solar Co., Ltd.	Electricity sales		42	431	39
Yeongam Solar Power Co., Ltd.	Electricity sales		379	1,131	545
Samsu Wind Power Co., Ltd	Electricity sales		—	514	301
Solaseado Solar Power Co., Ltd.	Electricity sales		1,851	1,876	1,870
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream	Dividends income		—	—	87
Yeongwol Eco Wind Co., Ltd.	Electricity sales		—	102	—
Gurae Resident Power Co., Ltd.	Electricity sales		—	8	—
Cheongju Eco Park Co., Ltd.	Electricity sales		204	6,397	316
Enel X Midland Photovoltaic, LLC	Electricity sales		12	11	11
Eumseong Eco Park Co., Ltd.	Electricity sales		2	19	19
Geumsungsan Wind Power Co., Ltd.	Electricity sales		7	68	58
43 Joint ventures (Overseas)	Electricity sales		606,513	747,301	518,941

<Others>
Korea Development Bank	Electricity sales		4,134	5,467	4,368
	Interest income		2,222	5,930	10,324

<Purchase and Others>

			Purchase and others
Company name	Transaction type		2022	2023	2024
			In millions of won
<Associates>
Korea Gas Corporation	Electricity sales	￦	11,996,402	8,873,781	6,623,974
Goseong Green Power Co., Ltd.	Electricity sales		1,905,502	1,572,074	1,301,710
Dongducheon Dream Power Co., Ltd.	Electricity sales		2,244,332	1,744,247	1,360,837
Saemangeum Sebit Power Plant Co., Ltd.	Electricity sales		23,159	22,365	19,753
Daegu Photovoltaic Co., Ltd.	Electricity sales		4,744	4,247	3,815
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Electricity sales		563	408	427
Korea Electric Power Industrial Development Co., Ltd.	Service		251,468	305,105	317,114
Gangneung Eco Power Co., Ltd.	Others		—	6,996	1,134
Shin Pyeongtaek Power Co., Ltd.	Electricity sales		957,294	1,040,965	843,056
Noeul Green Energy Co., Ltd.	Electricity sales		14,176	10,466	20,833
Samcheok Eco Materials Co., Ltd.(*1)	Electricity sales		12,019	8,130	—
YTN Co., Ltd.(*3)	Electricity sales		304	309	—
Busan Green Energy Co., Ltd.	Electricity sales		26,219	23,211	28,272
Energy Infra Asset Management Co., Ltd.	Service		2,779	2,701	2,631
Yaksu ESS Co., Ltd.	Electricity sales		851	508	749
Gangwon Wind Power Co., Ltd.	Electricity sales		40,130	32,525	23,400
Bigeum Resident Photovoltaic Power Co., Ltd.	Others		—	—	285
Yanggu Floating Photovoltaic Power Plant Inc.	Electricity sales		—	—	562
Goesan Solar park Co., Ltd.	Electricity sales		7,642	6,530	6,143
Korea Power Exchange	Service		93,817	82,572	90,549
Taebaek Wind Power Co., Ltd. (*4)	Service and REC		7,442	—	—
Taebaek Guinemi Wind Power Co., Ltd.	Electricity sales		6,793	5,529	5,155
Pyeongchang Wind Power Co., Ltd.	Design service and others		3,884	—	—
Daeryun Power Co., Ltd.	Electricity sales		428,534	353,371	282,968
Changjuk Wind Power Co., Ltd. (*6)	Electricity sales		9,027	—	—
GS Donghae Electric Power Co., Ltd.	Electricity sales		1,035,263	1,047,584	519,119
KNH Solar Co., Ltd.	Electricity sales		4,348	3,535	2,671
S-Power Co., Ltd.	Service		1,091,741	973,646	693,948
Chuncheon Green Energy Co., Ltd.	Electricity sales		—	—	39,333
Yeongyang Wind Power Corporation II	Comission		—	1,457	17,898
PND Solar Co., Ltd.	Electricity sales		6,173	5,301	5,231
Hyundai Eco Energy Co., Ltd.	Electricity sales		29,209	26,266	26,253
YeongGwang Yaksu Wind Electric Co., Ltd.	Electricity sales		7,382	6,776	7,415
Taebaek Gadeoksan Wind Power Co., Ltd.	Electricity sales		25,880	34,940	32,549
Korea Energy Solutions Co., Ltd.	Electricity sales		102	128	132
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)	Others		—	10	8
Green Energy Electricity Generation Co., Ltd.	Electricity sales		2,962	948	1,966
Namjeongsusang Solar Power Operation Co., Ltd. (*2)	Electricity sales		9,491	—	—
Bitgoel Eco Energy Co., Ltd.	Service and others		930	28,334	32,413
Jeju Gimnyeong Wind Power Co., Ltd.	Electricity sales		12,364	8,635	10,161
Seoroseoro Sunny Power Plant Co., Ltd.	REC and others		1,138	874	991

			Purchase and others
Company name	Transaction type		2022	2023	2024
			In millions of won
<Associates>
Muan Solar Park Co., Ltd.	REC and others	￦	17,052	16,554	17,825
YuDang Solar Co., Ltd.	REC and others		1,915	1,860	2,020
Anjwa Smart Farm & Solar City Co., Ltd.	Electricity sales		16,942	17,332	19,494
KPE Green Energy Co., Ltd.	Others		42,651	62,212	41,197
Saemangeum Heemang Photovoltaic Co., Ltd.	Electricity sales		1,039	440	2,745
G.GURU Co., Ltd.	Electricity sales		452	—	—
UD4M Co., Ltd.	Electricity sales		313	117	—
Dongbu Highway Solar Co., Ltd.	Electricity sales		3,516	2,937	2,951
Seobu Highway Solar Co., Ltd.	Electricity sales		3,452	2,880	2,899
REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.)	Interest income/ Dividends income		—	6	23
Dreams Co.,Ltd.	Others		—	—	30
DEEPAI Co.,Ltd.	Others		—	—	30
Green Radiation Co., Ltd.	Ordinary development expense		—	11	45
Gwangbaek Solar Power Investment Co., Ltd.	Electricity sales		602	565	499
Go deok Clean Energy Co., Ltd.	Electricity sales		—	11,545	35,055
Changwon SG Energy Co., Ltd.	Electricity sales		—	—	1,080
SureDataLab Co., Ltd.	Others		—	—	72
PlatformN. Co., Ltd.	Others		475	—	237
Muan Sunshine Solar Power Plant Co., Ltd.	Electricity sales		19,514	16,328	15,697
Gangneung Sacheon Fuel Cell Co., Ltd.	Electricity sales		—	1,324	32,689
13 Associates (Overseas)	Electricity sales		101,790	91,233	98,753

<Joint ventures>
Seobusambo highway photovoltaics Co., Ltd.	Electricity sales		103	502	825
Cheongna Energy Co., Ltd.	Service		80	60	60
Boim Combined Heat and Power Generation Co., Ltd.	Service		13,872	8,151	3,038
Daegu Green Power Co., Ltd.	Electricity sales		508,601	370,787	328,485
KAPES, Inc.	Commission		9,306	19,112	23,924
Honam Wind Power Co., Ltd.	Electricity sales		7,662	8,643	7,148
Korea Power Engineering Service Co., Ltd.	Service		830	812	551
Seokmun Energy Co., Ltd.	Service		60,799	60,009	51,924
Chun-cheon Energy Co., Ltd.	Electricity sales		585,689	585,656	430,697
Yeonggwangbaeksu Wind Power Co., Ltd.	Electricity sales		13,990	17,228	12,294
Samcheok Eco Materials Co., Ltd. (*1)	Electricity sales		—	—	3,282
Yeonggwang Wind Power Co., Ltd.	Electricity sales		31,221	40,605	31,712
Seungmun Green Energy	Electricity sales		—	—	25,725
KW Nuclear Components Co., Ltd.	Service		9,504	14,114	6,880
Taebaek Wind Power Co., Ltd. (*4)	Service		—	7,476	6,327
Pyeongchang Wind Power Co., Ltd.	Electricity sales		—	3,542	3,079
Busan Shinho Solar Power Co., Ltd.	Electricity sales		10,601	10,248	8,467
Global Trade Of Power System Co., Ltd.	Service		715	223	511

			Purchase and others
Company name	Transaction type		2022	2023	2024
			In millions of won
<Joint ventures>
Expressway Solar-light Power Generation Co., Ltd.	Electricity sales	￦	4,016	3,362	3,165
Goheung New Energy Co., Ltd.	Electricity sales		—	5,264	10,133
Gunsan Land Solar Co., Ltd.	Electricity sales		533	486	2,752
Daesan Green Energy Co., Ltd.	Electricity sales		129,736	139,721	154,623
Cheong-Song Noraesan Wind Power Co., Ltd.	Electricity sales		980	882	2,048
Saemangeum Solar Power Co., Ltd.	Electricity sales		1	—	—
Dangjin Eco Power Co., Ltd.	Electricity sales		5,696	5,583	3,645
Yangyang Wind Power Co., Ltd.	Service and Electricity sales		—	10	3,599
Energyco Co., Ltd.	Electricity sales		7,898	6,539	5,788
Hapcheon Floating Photovoltaic Power Plant Inc.	Service and REC		2,526	—	4,759
Busan Industrial Solar Power Co., Ltd.	Electricity sales		4,575	3,656	2,493
Bitsolar Energy Co., Ltd.	Electricity sales		13,030	12,946	9,072
Omisan Wind Power Co., Ltd.	Electricity sales		—	—	638
Haemodum Solar Co., Ltd.	Electricity sales		2,168	402	544
Yeongam Solar Power Co., Ltd.	Electricity sales		44,745	34,981	24,004
Samsu Wind Power Co., Ltd.	Electricity sales		10,605	8,269	6,864
Solaseado Solar Power Co., Ltd.	Electricity sales		28,698	18,259	24,899
Yeongwol Eco Wind Co., Ltd.	Electricity sales		—	—	2,496
Gurae Resident Power Co., Ltd.	Electricity sales		—	1	476
Cheongju Eco Park Co., Ltd.	Electricity sales		94,409	95,059	34,601
Enel X Midland Photovoltaic, LLC	Electricity sales		1,871	2,431	3,200
Eumseong Eco Park Co., Ltd.	Electricity sales		—	27,765	26,372
43 Joint ventures (Overseas)	Electricity sales		16,859	17,222	14,796

<Others>
Korea Development Bank	Interest expense		4,208	5,559	7,839
	Dividends paid		12	—	—

(*1)	Samcheok Eco Materials Co., Ltd. was reclassified from an associate to a joint venture for the year ended December 31, 2024.

(*2)	Namjeongsusang Solar Power Operation Co., Ltd. is not a related party of the Company as of December 31, 2024, as the sale of shares was completed for the year ended December 31, 2023.

(*3)	YTN Co., Ltd. is not a related party of the Company as of December 31, 2024, as the sale of shares was completed for the year ended December 31, 2024.

(*4)	Taebaek Wind Power Co., Ltd. was changed from an associate to a joint venture for the year ended December 31, 2023.

(*5)	KEPCO-Uhde Inc. is not a related party of the Company as of December 31, 2023 as the liquidation process was completed for the year ended December 31, 2023.

(*6)	Changjuk Wind Power Co., Ltd. was reclassified from an associate to a subsidiary for the year ended December 31, 2022, and the amount is before reclassification to a subsidiary.

(*7)	Korea Electric Vehicle Charging Service is not a related party of the Company as of December 31, 202 2 as the sale of shares was completed for the year ended December 31, 2022.

(4)	Receivables and payables arising from related party transactions as of December 31, 2023 and 2024 are as follows:

			Receivables		Payables
Company name	Type		2023	2024	2023	2024
			In millions of won
<Associates>
Korea Gas Corporation	Trade receivables	￦	14,671	15,766	—	—
	Non-trade receivables and others		12,513	404	—	—
	Trade payables		—	—	480,974	482,008
	Non-trade payables and others		—	—	1,378	1,486
Goseong Green Power Co., Ltd.	Trade receivables		55,719	30,732	—	—
	Non-trade receivables and others		15	1,438	—	—
	Trade payables		—	—	120,270	162,719
	Non-trade payables and others		—	—	48,621	45,174
Dongducheon Dream Power Co., Ltd.	Trade receivables		2,573	6,350	—	—
	Non-trade receivables and others		478	637	—	—
	Trade payables		—	—	117,975	114,962
	Non-trade payables and others		—	—	—	29
Saemangeum Sebit Power Plant Co., Ltd.	Trade receivables		—	156	—	—
	Non-trade receivables and others		341	47	—	—
	Trade payables		—	—	—	1,499
Green Radiation Co., Ltd.	Non-trade payables and others		—	—	—	30
Daejung Offshore Wind Power Co., Ltd.	Non-trade receivables and others		263	349	—	—
Daegu Photovoltaic Co., Ltd.	Trade payables		—	—	105	108
Korea Electric Power Industrial	Trade receivables		176	123	—	—
Development Co., Ltd.	Trade payables		—	—	2,021	1,291
	Non-trade payables and others		—	—	8,077	8,832
Gangneung Eco Power Co., Ltd.	Trade receivables		59,623	8,142	—	—
	Non-trade payables and others		—	—	94	105
Shin Pyeongtaek Power Co., Ltd.	Trade receivables		1,814	1,720	—	—
	Non-trade receivables and others		4,933	5,812	—	—
	Trade payables		—	—	86,801	77,222
	Non-trade payables and others		—	—	385	2,450
Noeul Green Energy Co., Ltd.	Trade receivables		6	5	—	—
	Non-trade receivables and others		18,356	27,043	—	—
	Non-trade payables and others		—	—	3,005	3,699
Samcheok Eco Materials Co., Ltd. (*1)	Trade receivables		33	—	—	—
YTN Co., Ltd. (*2)	Trade receivables		133	—	—	—
Busan Green Energy Co., Ltd.	Trade receivables		1	1	—	—
	Non-trade receivables and others		32,720	43,790	—	—
	Non-trade payables and others		—	—	3,642	4,799
Energy Infra Asset Management Co., Ltd.	Non-trade payables and others		—	—	—	1
Yaksu ESS Co., Ltd.	Trade payables		—	—	538	923
Gangwon Wind Power Co., Ltd.	Trade receivables		13	10	—	—
	Trade payables		—	—	3,206	4,023
Gwangyang Green Energy Co., Ltd.	Trade receivables		1,069	1,040	—	—
	Non-trade receivables and others		716	1,016	—	—
Bigeum Resident Photovoltaic Power Co., Ltd.	Trade receivables		406	273	—	—
	Non-trade receivables and others		1,316	1,796	—	—
Goesan Solar park Co., Ltd.	Trade payables		—	—	56	—
Hyundai Green Power Co., Ltd.	Trade receivables		903	893	—	—
Korea Power Exchange	Trade receivables		1,583	2,434	—	—
	Non-trade receivables and others		1	—	—	—
	Trade payables		—	—	16,367	2,688
	Non-trade payables and others		—	—	2,520	1,571
Taebaek Guinemi Wind Power Co., Ltd.	Trade payables		—	—	572	840
	Non-trade payables and others		—	—	286	167
Daeryun Power Co., Ltd.	Trade receivables		326	—	—	—
	Trade payables		—	—	32,140	35,392
GS Donghae Electric Power Co., Ltd.	Trade receivables		159	22	—	—
	Non-trade receivables and others		169	109	—	—
	Trade payables		—	—	72,951	90,468
	Non-trade payables and others		—	—	125	—

			Receivables		Payables
Company name	Type		2023	2024	2023	2024
			In millions of won
<Associates>
KNH Solar Co., Ltd.	Trade receivables	￦	1	—	—	—
	Trade payables		—	—	19	—
	Non-trade payables and others		—	—	1	—
S-Power Co., Ltd.	Trade receivables		213	264	—	—
	Non-trade receivables and others		53	54	—	—
	Trade payables		—	—	79,459	73,377
	Non-trade payables and others		—	—	—	19
Chuncheon Green Energy Co., Ltd.	Non-trade receivables and others		—	10,870	—	—
	Non-trade payables and others		—	—	—	8,881
Yeongyang Wind Power Corporation II	Non-trade receivables and others		165	—	—	—
	Trade payables		—	—	—	3,978
PND solar Co., Ltd.	Trade payables		—	—	296	418
Hyundai Eco Energy Co., Ltd.	Trade receivables		28	25	—	—
	Trade payables		—	—	408	647
YeongGwang Yaksu Wind Electric Co., Ltd.	Trade receivables		10	7	—	—
	Non-trade receivables and others		2,294	2,858	—	—
	Trade payables		—	—	828	1,034
Taebaek Gadeoksan Wind Power Co., Ltd.	Non-trade receivables and others		1,539	62	—	—
	Trade payables		—	—	12,739	9,249
	Non-trade payables and others		—	—	7	1
Green Energy Electricity Generation Co., Ltd.	Trade payables		—	—	62	—
	Non-trade payables and others		—	—	45	—
Bitgoel Eco Energy Co., Ltd.	Trade payables		—	—	6,226	5,394
	Non-trade receivables and others		131	2	—	—
	Non-trade payables and others		—	—	—	1,458
Jeju Gimnyeong Wind Power Co., Ltd.	Non-trade receivables and others		112	143	—	—
	Trade payables		—	—	1,467	2,152
	Non-trade payables and others		—	—	9	5
Muan Solar Park Co., Ltd.	Non-trade receivables and others		4	4	—	—
Anjwa Smart Farm & Solar City Co., Ltd.	Non-trade payables and others		—	—	1,296	1,797
KPE Green Energy Co., Ltd.	Trade receivables		1	1	—	—
	Non-trade receivables and others		—	130	—	—
	Trade payables		—	—	5,485	5,521
Saemangeum Heemang Photovoltaic Co., Ltd.	Non-trade receivables and others		—	1	—	—
Dongbu Highway Solar Co., Ltd.	Trade receivables		1	1	—	—
	Trade payables		—	—	—	241
	Non-trade payables and others		—	—	—	1
Seobu Highway Solar Co., Ltd.	Trade receivables		1	1	—	—
	Trade payables		—	—	—	231
	Non-trade payables and others		—	—	—	2
Songsan Green Energy Co., Ltd.	Non-trade receivables and others		—	190	—	—
Dreams Co.,Ltd.	Non-trade receivables and others		—	1	—	—
	Non-trade payables and others		—	—	—	30
DEEPAI Co.,Ltd.	Non-trade receivables and others		—	1	—	—
	Non-trade payables and others		—	—	—	30
Go deok Clean Energy Co., Ltd.	Non-trade receivables and others		4,562	10,118	—	—
	Non-trade payables and others		—	—	5,288	3,022
Suwon New Power Co., Ltd.	Trade receivables		876	—	—	—
	Non-trade receivables and others		560	—	—	—
	Non-trade payables and others		—	—	—	1
Muan Sunshine Solar Power Plant Co., Ltd.	Trade payables		—	—	1,440	1,954
Gangneung Sacheon Fuel Cell Co., Ltd.	Trade receivables		—	8,343	—	—
	Non-trade payables and others		—	—	—	3,201
9 Associates (Overseas)	Trade receivables		77,814	59,651	—	—
	Non-trade payables and others		—	—	6,242	—

			Receivables		Payables
Company name	Type		2023	2024	2023	2024
			In millions of won
<Joint ventures>
Daegu Green Power Co., Ltd.	Trade receivables	￦	122	182	—	—
	Non-trade receivables and others		55	503	—	—
	Trade payables		—	—	32,222	25,622
Seobusambo highway photovoltaics Co., Ltd.	Trade receivables		1	1	—	—
	Non-trade receivables and others		4	4	—	—
Yangyang Suri Wind Power Co., Ltd.	Non-trade receivables and others		55	55	—	—
KAPES, Inc.	Trade receivables		4	4	—	—
	Non-trade receivables and others		89	90,088	—	—
	Non-trade payables and others		—	—	3,791	3,041
Honam Wind Power Co., Ltd.	Trade payables		—	—	515	515
Korea Power Engineering Service Co., Ltd.	Non-trade receivables and others		48	52	—	—
	Non-trade payables and others		—	—	76	—
Seokmun Energy Co., Ltd.	Trade receivables		44	35	—	—
	Non-trade receivables and others		199	862	—	—
	Trade payables		—	—	7,000	7,156
Incheon New Power Co., Ltd.	Trade receivables		—	9	—	—
Naepo Green Energy Co., Ltd.	Trade receivables		190	325	—	—
	Non-trade receivables and others		1	458	—	—
Chun-cheon Energy Co., Ltd.	Trade receivables		239	—	—	—
	Non-trade receivables and others		165	—	—	—
	Trade payables		—	—	79,117	35,325
	Non-trade payables and others		—	—	2	—
Yeonggwangbaeksu Wind Power Co., Ltd.	Trade receivables		10	9	—	—
	Non-trade receivables and others		—	178	—	—
	Trade payables		—	—	1,076	962
Cheongna Energy Co., Ltd.	Trade receivables		13,898	7,033	—	—
	Non-trade receivables and others		2,160	3,229	—	—
	Non-trade payables and others		—	—	1	8
Yeonggwang Wind Power Co., Ltd.	Trade receivables		15	12	—	—
	Non-trade receivables and others		56	58	—	—
	Trade payables		—	—	2,251	4,591
Seungmun Green Energy	Non-trade receivables and others		—	34	—	—
KW Nuclear Components Co., Ltd.	Non-trade receivables and others		17	—	—	—
Boim Combined Heat and Power Generation Co., Ltd.	Trade receivables		84	47	—	—
	Non-trade receivables and others		10,779	3,208	—	—
	Trade payables		—	—	721	445
	Non-trade payables and others		—	—	14,193	13,824
Taebaek Wind Power Co., Ltd.	Trade payables		—	—	603	691
	Non-trade payables and others		—	—	341	184
	Trade receivables		4	—	—	—
Busan Shinho Solar Power Co., Ltd.	Trade receivables		3	3	—	—
	Trade payables		—	—	304	915
Global Trade Of Power System Co., Ltd.	Non-trade payables and others		—	—	—	7
Expressway Solar-light Power Generation Co., Ltd.	Trade payables		—	—	220	432
Goheung New Energy Co., Ltd.	Trade receivables		—	21	—	—
	Non-trade receivables and others		—	8	—	—
Gunsan Land Solar Co., Ltd.	Non-trade receivables and others		295	217	—	—
Daesan Green Energy Co., Ltd.	Trade receivables		13	4	—	—
	Non-trade receivables and others		170	211	—	—
	Trade payables		—	—	4,946	3,819
Cheong-Song Noraesan Wind Power Co., Ltd.	Trade receivables		2	—	—	—
Saemangeum Solar Power Co., Ltd.	Non-trade receivables and others		4,368	4,368	—	—
Dangjin Eco Power Co., Ltd.	Trade receivables		4	4	—	—
	Trade payables		—	—	222	282
	Non-trade payables and others		—	—	176	181
Yangyang Wind Power Co., Ltd.	Non-trade receivables and others		13	163	—	—

			Receivables		Payables
Company name	Type		2023	2024	2023	2024
			In millions of won
<Joint ventures>
Energyco Co., Ltd.	Non-trade receivables and others	￦	3	124	—	—
	Trade payables		—	—	99	432
Hapcheon Floating Photovoltaic Power Plant Inc.	Trade receivables		10	12	—	—
	Non-trade receivables and others		68	59	—	—
Busan Industrial Solar Power Co., Ltd.	Trade receivables		2	2	—	—
	Trade payables		—	—	—	240
Bitsolar Energy Co., Ltd.	Trade receivables		—	12	—	—
	Non-trade receivables and others		1	444	—	—
	Trade payables		—	—	201	207
Omisan Wind Power Co., Ltd.	Non-trade receivables and others		—	146	—	—
Changwon Nu-ri Energy Co., Ltd.	Non-trade receivables and others		—	188	—	—
Jeonju Bio Green Energy Co., Ltd.	Non-trade receivables and others		—	187	—	—
Haemodum Solar Co., Ltd.	Trade receivables		1	1	—	—
Yeongam Solar Power Co., Ltd.	Trade receivables		56	48	—	—
	Trade payables		—	—	3,517	5,723
Samsu Wind Power Co., Ltd.	Trade payables		—	—	1,229	1,834
Solaseado Solar Power Co., Ltd.	Non-trade receivables and others		24	15	—	—
Cheongju Eco Park Co., Ltd.	Trade receivables		6,899	—	—	—
	Non-trade receivables and others		—	13,461	—	—
	Trade payables		—	—	7,994	9,105
	Non-trade payables and others		—	—	—	2,853
Enel X Midland Photovoltaic, LLC	Trade receivables		1	1	—	—
	Trade payables		—	—	144	204
	Non-trade payables and others		—	—	49	59
Geumsungsan Wind Power Co., Ltd.	Trade receivables		4	3	—	—
27 Joint ventures (Overseas)	Trade receivables		160,474	271,219	—	—
	Non-trade receivables and others		55,897	59,839	—	—
	Non-trade payables and others		—	—	22,877	34,932

<Others>
Korea Development Bank	Non-trade receivables and others		33,140	34,138	—	—
	Non-trade payables and others		—	—	147	231
	Derivatives and others		45,898	273,627	72,050	2,421

(*1)	Samcheok Eco Materials Co., Ltd. was reclassified from an associate to a joint venture for the year ended December 31, 2024.

(*2)	YTN Co., Ltd. is not a related party of the Company as of December 31, 2024, as the sale of shares was completed for the year ended December 31, 2024.

(5)	Loans and others arising from related party transactions as of December 31, 2023 and 2024 are as follows:

Type	Company name		Beginning balance	Loans	Collection	Others	Ending balance

			In millions of won
Associates	KNOC Nigerian East Oil Co., Ltd., KNOC Nigerian West Oil Co., Ltd.	￦	32,153	913	—	—	33,066
	(Allowance for doubtful accounts)		(25,543)	(913)	—	(6,610)	(33,066)
Associates	Nepal Water & Energy Development Company Private Limited		18,052	—	(18,052)	—	—
Associates	Xe-Pian Xe-Namnoy Power Co., Ltd.		23,337	—	—	3,269	26,606
Associates	PT. Cirebon Energi Prasarana		35,542	—	(3,658)	6,981	38,865
Associates	Bigeum Resident Photovoltaic Power Co., Ltd.		9,525	—	—	(9,525)	—
Associates	Daejung Offshore Wind Power Co., Ltd.		1,000	—	—	—	1,000
Associates	Bitgoel Eco Energy Co., Ltd.		30,885	—	(4,260)	—	26,625

Type	Company name		Beginning balance	Loans	Collection	Others	Ending balance

			In millions of won
Associates	Saemangeum Sebit Power Plant Co., Ltd.	￦	28,970	—	(1,420)	—	27,550
Joint ventures	Solaseado Solar Power Co., Ltd.		35,000	—	(71)	—	34,929
Joint ventures	Recursos Solares PV de Mexico II, S.A. de C.V.		10,589	2,074	—	1,650	14,313
Joint ventures	Horus Solar, S.A. de C.V.		11,199	798	—	1,680	13,677
Joint ventures	Sunmex Renovables, S.A. de C.V.		17,210	2,018	—	2,565	21,793
Joint ventures	Kelar S.A.		40,985	—	(11,582)	(10,112)	19,291
Joint ventures	DE Energia SpA		7,386	—	—	1,034	8,420
Joint ventures	Daehan Wind Power PSC		14,872	—	—	2,084	16,956
Joint ventures	Bitsolar Energy Co., Ltd.		3,165	—	—	—	3,165
Joint ventures	Daesan Green Energy Co., Ltd.		2,411	80	—	—	2,491
Joint ventures	Yangyang Wind Power Co., Ltd.		3,257	—	—	—	3,257
Joint ventures	Nghi Son 2 Power LLC		189,991	—	(43,906)	22,516	168,601
Joint ventures	Pulau Indah Power Plant Sdn. Bhd.		9,963	—	—	(9,963)	—
Joint ventures	Guadalupe Solar SpA		3,161	—	(232)	423	3,352
Joint ventures	Foresight Iberian Solar Group Holding, S.L.		64,318	222	—	6,597	71,137
Joint ventures	Capman Lynx SCA, SICAR		35,210	—	—	—	35,210
	(Allowance for doubtful accounts)		(35,210)	—	—	—	(35,210)
Joint ventures	S-Power Chile SpA		258	—	—	36	294
Joint ventures	Omisan Wind Power Co., Ltd.		—	8,894	—	—	8,894

		￦	567,686	14,086	(83,181)	12,625	511,216

(6)	Borrowings arising from related party transactions as of December 31, 2023 and 2024 are as follows:

Related parties	Type		Beginning balance	Borrowings	Repayment	Others	Ending balance

			In millions of won
Korea Development	Facility	￦	85,103	—	(8,469)	8,019	84,653
Bank	Others		1,758	—	(334)	—	1,424
	Operating funds		120,000	832,167	(852,167)	—	100,000
	EBL and others		119,160	20,050	(995)	11,647	149,862

		￦	326,021	852,217	(861,965)	19,666	335,939

(7)	Guarantees provided to related parties as of December 31, 2024 are as follows:

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies
Korea Electric Power Corporation	Shuweihat Asia Operation & Maintenance Company	Performance guarantees	USD 11,000	Shuweihat Asia Power Investment B.V.
Korea Electric Power Corporation	Rabigh Operation & Maintenance Company Limited	Performance guarantees	USD 1,387	Rabigh Electricity Company
Korea Electric Power Corporation	Nghi Son 2 Power LLC	Certification of payment on L/C	USD 42,750	SMBC Singapore and others
Korea Electric Power Corporation	Barakah One Company	Debt guarantees	USD 1,223,355	Export-Import Bank of Korea and others
		Performance guarantees and others	USD 3,986,562	FAB and others
Korea Electric Power Corporation	RE Holiday Holdings LLC	Performance guarantees (*9)	USD 203,981	EFS Renewables Holdings, LLC, CA-CIB and others

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies
Korea Electric Power Corporation	RE Pioneer Holdings LLC	Performance guarantees	USD 106,873	EFS Renewables Holdings, LLC
Korea Electric Power Corporation	Rabigh Electricity Company	Performance guarantees	SAR 4,151	Hana Bank
Korea Electric Power Corporation	Shuweihat Asia Power Investment B.V.	Certification of payment on L/C	USD 9,800	Hana Bank
Korea Electric Power Corporation	Amman Asia Electric Power Company	Certification of payment on L/C	USD 15,600	ING Bank
Korea Electric Power Corporation	Horus Solar, S.A. de C.V.	Other performance guarantees	MXN 14,843	CENACE and others
Korea Electric Power Corporation	Recursos Solares PV de Mexico II, S.A. de C.V.	Other performance guarantees	MXN 1,518	SEMARNAT
			USD 393	CFE Transmission
Korea Electric Power Corporation	Sunmex Renovables, S.A. de C.V.	Other performance guarantees	USD 9,078	CENACE
			MXN 4,929	CFE Transmission and others
Korea Electric Power Corporation	International Offshore Power Transmission Holding Company Limited	Performance guarantees	USD 52,500	Mizuho Bank
		Other performance guarantees	USD 7,000	Credit Agricole
Korea Electric Power Corporation	Pulau Indah Power Plant Sdn. Bhd.	Collateralized money invested (*10)	KRW 13,210	Malaysian Trustee Berhad
Korea Electric Power Corporation	KEPCO for Power Company	Debt guarantees	USD 60,000	Riyad bank
		Other performance guarantees	USD 70,000	SMBC Seoul
Korea Western Power Co., Ltd.	Cheongna Energy Co., Ltd.	Collateralized money invested	KRW 46,158	Kookmin Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Western Power Co., Ltd.	Xe-Pian Xe-Namnoy Power Co., Ltd.	Collateralized money invested	KRW 73,064	Krung Thai Bank
		Impounding bonus guarantees (*11)	USD 5,000	SK Eco Plant Co., Ltd.
Korea Western Power Co., Ltd.	Rabigh Operation & Maintenance Company Limited	Performance guarantees and others	SAR 11,200	National Bank of Kuwait
Korea Western Power Co., Ltd.	Dongducheon Dream Power Co., Ltd.	Collateralized money invested (*5)	KRW 54,242	Kookmin Bank and others
		Debt guarantees	KRW 20,300	HY western 1 st co., Ltd
Korea Western Power Co., Ltd.	PT. Mutiara Jawa	Collateralized money invested	KRW 5,735	Woori Bank
Korea Western Power Co., Ltd.	Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Collateralized money invested	KRW 361	Nonghyup Bank
Korea Western Power Co., Ltd.	Shin Pyeongtaek Power Co., Ltd.	Collateralized money invested	KRW 139,059	Kookmin Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Western Power Co., Ltd.	Haemodum Solar Co., Ltd.	Collateralized money invested	KRW 3,230	Nonghyup Bank
Korea Western Power Co., Ltd.	Muan Solar Park Co., Ltd.	Collateralized money invested	KRW 6,267	IBK and others
Korea Western Power Co., Ltd.	Anjwa Smart Farm & Solar City Co., Ltd.	Collateralized money invested	KRW 8,298	Hana Bank and others
Korea Western Power Co., Ltd.	Seoroseoro Sunny Power Plant Co., Ltd.	Collateralized money invested	KRW 1,030	Hana Bank and others
Korea Western Power Co., Ltd.	YuDang Solar Co., Ltd.	Collateralized money invested	KRW 617 —	Hana Bank and others
Guarantees for supplemental funding (*1)
Korea Western Power Co., Ltd.	Hapcheon Floating Photovoltaic Power Plant Inc.	Collateralized money invested	KRW 11,334	Nonghyup Bank and others
Korea Western Power Co., Ltd.	Yeongwol Eco Wind Co., Ltd.	Collateralized money invested	KRW 890	Hana Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Western Power Co., Ltd.	Gurae Resident Power Co., Ltd.	Collateralized money invested	KRW 334	Hana Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Western Power Co., Ltd.	Gunsan Land Solar Co., Ltd.	Collateralized money invested	KRW 23,163	Hana Bank and others
Korea Western Power Co., Ltd.	Seobusambo highway photovoltaics Co., Ltd.	Collateralized money invested	KRW 3,310	Hana Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Western Power Co., Ltd.	Eumseong Eco Park Co., Ltd.	Collateralized money invested	KRW 11,613	Kyobo Life Insurance Co., Ltd. and others
Korea Western Power Co., Ltd.	PungBack Wind Farm Corporation	Collateralized money invested	KRW 7,760	Hanwha Life Insurance Co., Ltd. and others
Korea Western Power Co., Ltd.	Wadi Noor Solar Power Company SAOC	Loan payment guarantee	USD 54,855	DBS Bank
Korea Western Power Co., Ltd.	EDFR KOWEPO AJBAN HOLDING LIMITED	Loan payment guarantee	USD 57,090	FAB
Korea East-West Power Co., Ltd.	Seokmun Energy Co., Ltd.	Collateralized money invested	KRW 15,456	Kookmin Bank and others
		Guarantees for supplemental funding (*1)	—

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies
Korea East-West Power Co., Ltd.	Chun-cheon Energy Co., Ltd.	Collateralized money invested	KRW 36,599	Kookmin Bank and others
		Guarantees for supplemental funding (*1)	KRW 90,800
Korea East-West Power Co., Ltd.	Honam Wind Power Co., Ltd.	Collateralized money invested	KRW 4,833	Shinhan Bank and others
Korea East-West Power Co., Ltd.	GS Donghae Electric Power Co., Ltd.	Collateralized money invested	KRW 279,432	Korea Development Bank and others
Korea East-West Power Co., Ltd.	Yeonggwangbaeksu Wind Power Co., Ltd.	Collateralized money invested	KRW 3,730	Kookmin Bank and others
Korea East-West Power Co., Ltd.	Yeonggwang Wind Power Co., Ltd.	Collateralized money invested	KRW 26,146	KDB Capital Corporation and others
Korea East-West Power Co., Ltd.	Daesan Green Energy Co., Ltd.	Collateralized money invested	KRW 25,331	IBK
		Guarantees for supplemental funding (*1)	—
Korea East-West Power Co., Ltd.	Taebaek Gadeoksan Wind Power Co., Ltd.	Collateralized money invested	KRW 22,908	Hana Bank and others
Korea East-West Power Co., Ltd.	PT. Tanjung Power Indonesia	Other guarantees	USD 3,150	PT. Adaro Indonesia
		Guarantees for supplemental funding (*1)	—	Sumitomo mitsui banking and others
		Collateralized money invested	KRW 100,579	MUFG and others
Korea East-West Power Co., Ltd.	South Jamaica Power Company Limited	Performance guarantees (*14)	USD 14,400	Hana Bank
		Collateralized money invested	KRW 48,761	JCSD Trustee Services Limited and others
Korea East-West Power Co., Ltd.	Bitsolar Energy Co., Ltd.	Collateralized money invested	—	Mirae Asset Life Insurance Co. Ltd. and others
Korea East-West Power Co., Ltd.	Cheongju Eco Park Co., Ltd.	Collateralized money invested	KRW 10,636	Kyobo Life Insurance Co., Ltd. and others
Korea East-West Power Co., Ltd.	Busan Industrial Solar Power Co., Ltd.	Collateralized money invested	KRW 1,160	Shinhan Bank and others
Korea East-West Power Co., Ltd.	Yangyang Wind Power Co., Ltd.	Collateralized money invested	KRW 11,640	Hana Bank and others
		Guarantees for supplemental funding (*1)	—
Korea East-West Power Co., Ltd.	KPE Green Energy Co., Ltd.	Collateralized money invested	KRW 8,230	Hana Bank and others
Korea East-West Power Co., Ltd.	Goheung New Energy Co., Ltd.	Collateralized money invested	KRW 4,818	Woori Bank and others
Korea East-West Power Co., Ltd.	Seungmun Green Energy	Collateralized money invested	KRW 12,745	Hana Bank and others
Korea East-West Power Co., Ltd.	Yanggu Floating Photovoltaic Power Plant Inc.	Collateralized money invested	KRW 846	Korea Development Bank
Korea East-West Power Co., Ltd.	Hoenggye Renewable Energy Co., Ltd.	Collateralized money invested	KRW 2,375	IBK
		Guarantees for supplemental funding (*1)	—
Korea East-West Power Co., Ltd.	Kumyang Eco Park Co., Ltd.	Collateralized money invested	KRW 3,841	Woori Bank and others
		Guarantees for supplemental funding (*1)	—
Korea East-West Power Co., Ltd.	Amaala Sustaninable Company for Energy LLC	Loan payment guarantee (*7)	USD 38,054	FAB
		Collateralized money invested	KRW 18
		Guarantees for supplemental funding (*1)	—
Korea Southern Power Co., Ltd.	Daeryun Power Co., Ltd.	Collateralized money invested	KRW 31,093	Korea Development Bank and others
Korea Southern Power Co., Ltd.	Daegu Green Power Co., Ltd.	Collateralized money invested	KRW 30,513	Shinhan Bank and others
		Performance guarantees	—
Korea Southern Power Co., Ltd.	Kelar S.A.	Performance guarantees	USD 30,030	Hana Bank, MUFG
		Payment guarantees (*12)	USD 11,707	Hana Bank
Korea Southern Power Co., Ltd.	Daehan Wind Power PSC	Performance guarantees	USD 1,800	Shinhan Bank
		Payment guarantees (*6)	USD 2,000	Hana Bank
		Collateralized money invested	KRW 21,328	Standard Chartered
Korea Southern Power Co., Ltd.	Pyeongchang Wind Power Co., Ltd.	Collateralized money invested	KRW 12,147	Woori Bank, Shinhan Bank and others
		Performance guarantees	—
Korea Southern Power Co., Ltd.	Taebaek Guinemi Wind Power Co., Ltd.	Collateralized money invested	KRW 13,559	IBK
Korea Southern Power Co., Ltd.	Samcheok Eco Materials Co., Ltd.	Payment guarantees (*2)	—	KIS SF the 22nd Co., Ltd.
		Performance guarantees (*15)	—	HC elementary materials
Korea Southern Power Co., Ltd.	Solaseado Solar Power Co., Ltd.	Collateralized money invested	KRW 16,979	Kookmin Bank and others
Korea Southern Power Co., Ltd.	Naepo Green Energy Co., Ltd.	Collateralized money invested	KRW 48,031	IBK and others

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies
		Performance guarantees and guarantees for supplemental funding (*1)	KRW 30,000
Korea Southern Power Co., Ltd.	Omisan Wind Power Co., Ltd.	Collateralized money invested	KRW 10,859	Shinhan Bank and others
		Performance guarantees and guarantees for supplemental funding (*1)	—
Korea Southern Power Co., Ltd.	Geumsungsan Wind Power Co., Ltd.	Collateralized money invested	KRW 7,839	Kookmin Bank and others
Korea Southern Power Co., Ltd.	HORANG ENERGY Inc.	Collateralized money invested	KRW 3,808	Woori Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Southern Power Co., Ltd.	Haman Green Energy Co., Ltd.	Collateralized money invested	KRW 2,810	Hana Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Southern Power Co., Ltd.	Jeongeup Green Power Co., Ltd.	Collateralized money invested	KRW 8,847	Mirae Asset Securities Co., Ltd.
		Guarantees for supplemental funding (*1)	—
Korea Southern Power Co., Ltd.	HyChangwon Fuel Cell. Co., Ltd.	Collateralized money invested	KRW 9,277	Woori Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Southern Power Co., Ltd.	Roof One Energy Co., Ltd.	Collateralized money invested	KRW 2,000	Woori Bank
		Guarantees for supplemental funding (*1)	—
KOSPO Power Services Ltda.	Kelar S.A.	Performance guarantees	USD 1,316	Scotia bank
KOSPO Chile SpA	Kelar S.A.	Collateralized money invested	KRW 152,366	Export-Import Bank of Korea and others
KOSPO Chile SpA	Chester Solar I SpA	Collateralized money invested	KRW 1,649	IBK
KOSPO Chile SpA	Chester Solar IV SpA	Collateralized money invested	KRW 1,452	IBK
KOSPO Chile SpA	Chester Solar V SpA	Collateralized money invested	KRW 262	IBK
KOSPO Chile SpA	Diego de Almagro Solar SpA	Collateralized money invested	KRW 1,700	IBK
KOSPO Chile SpA	Laurel SpA	Collateralized money invested	KRW 1,432	IBK
Korea Midland Power Co., Ltd.	YeongGwang Yaksu Wind Electric Co., Ltd.	Collateralized money invested	KRW 41	IBK and others
Korea Midland Power Co., Ltd.	Hyundai Green Power Co., Ltd.	Collateralized money invested	KRW 87,392	Korea Development Bank and others
Korea Midland Power Co., Ltd.	PT. Cirebon Electric Power	Debt guarantees	USD 4,510	Mizuho Bank
Korea Midland Power Co., Ltd.	PT Wampu Electric Power	Debt guarantees	USD 4,716	PT. Bank KB Bukopin
Korea Midland Power Co., Ltd.	PT. Cirebon Energi Prasarana	Debt guarantees	USD 9,290	Mizuho Bank
Korea Midland Power Co., Ltd.	Green Energy Electricity Generation Co., Ltd.	Collateralized money invested	—	IBK
		Guarantees for supplemental funding (*1)	—
Korea Midland Power Co., Ltd.	Yaksu ESS Co., Ltd.	Collateralized money invested	KRW 163	IBK
Korea Midland Power Co., Ltd.	Gwangbaek Solar Power Investment Co., Ltd.	Collateralized money invested	KRW 5,155	Kyobo Life Insurance Co., Ltd. and others
Korea Midland Power Co., Ltd.	Muan Sunshine Solar Power Plant Co., Ltd.	Collateralized money invested	KRW 2,772	IBK
Korea Midland Power Co., Ltd.	Goesan Solar park Co., Ltd.	Collateralized money invested	KRW 3,133	IBK
Korea Midland Power Co., Ltd.	Bitgoel Eco Energy Co., Ltd.	Collateralized money invested	KRW 8,035	IBK and others
		Guarantees for supplemental funding (*1)	—
Korea Midland Power Co., Ltd.	Energyco Co., Ltd.	Collateralized money invested	KRW 2,322	Nonghyup Bank
Korea Midland Power Co., Ltd.	Jeju Gimnyeong Wind Power Co., Ltd.	Collateralized money invested	KRW 250	Nonghyup Bank
Korea Midland Power Co., Ltd.	Dongbu Highway Solar Co., Ltd.	Collateralized money invested	KRW 512	Shinhan Bank
Korea Midland Power Co., Ltd.	Seobu Highway Solar Co., Ltd.	Collateralized money invested	KRW 579	Shinhan Bank
Korea Midland Power Co., Ltd.	Yeongyang Wind Power Corporation II	Collateralized money invested	KRW 11,302	Korea Development Bank and others
Korea Midland Power Co., Ltd.	Haeparang Energy Co., Ltd.	Collateralized money invested	KRW 1,950	Templeton Hana Asset
		Guarantees for supplemental funding (*1)	—	Management Co., Ltd.
Korea Midland Power Co., Ltd.	Saemangeum Sebit Power Plant Co., Ltd.	Collateralized money invested	KRW 27,702	IBK and others
Korea Midland Power Co., Ltd.	Yeomsubong Wind Power Co., Ltd.	Collateralized money invested	KRW 603	Korea Development Bank
		Guarantees for supplemental funding (*1)	—
Korea South-East Power Co., Ltd.	Boim Combined Heat and Power Generation Co., Ltd.	Collateralized money invested (*3)	—	IBK
		Guarantees for supplemental funding and others (*1,4)	KRW 76,800	NH Investment & Securities Co., Ltd. and others
Korea South-East Power Co., Ltd.	RES Technology AD	Collateralized money invested	KRW 15,069	UniCredit Bulbank and others

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies
Korea South-East Power Co., Ltd.	ASM-BG Investicii AD	Collateralized money invested	KRW 16,936	UniCredit Bulbank and others
Korea South-East Power Co., Ltd.	Goseong Green Power Co., Ltd.	Collateralized money invested	KRW 284,543	Kyobo Life Insurance Co., Ltd. and others
Korea South-East Power Co., Ltd.	Gangneung Eco Power Co., Ltd.	Collateralized money invested	KRW 241,814	Kyobo Life Insurance Co., Ltd. and others
Korea South-East Power Co., Ltd.	PND Solar Co., Ltd.	Collateralized money invested	KRW 1,736	IBK
Korea South-East Power Co., Ltd.	Hyundai Eco Energy Co., Ltd.	Collateralized money invested	KRW 8,493	Samsung Life Insurance and others
Korea South-East Power Co., Ltd.	Jaeun Resident Wind Power Plant Co., Ltd.	Collateralized money invested	KRW 2,045	IBK
Korea South-East Power Co., Ltd.	Chungsongmeon BongSan wind power Co., Ltd.	Collateralized money invested	KRW 2,590	Kyobo Life Insurance Co., Ltd. and others
Korea South-East Power Co., Ltd.	Yeongam Solar Power Co., Ltd.	Collateralized money invested	KRW 11,828	Kookmin Bank and others
Korea South-East Power Co., Ltd.	Samsu Wind Power Co., Ltd.	Collateralized money invested	KRW 2,851	Shinhan Bank and others
Korea South-East Power Co., Ltd.	Saemangeum Heemang Photovoltaic Co., Ltd.	Collateralized money invested	KRW 16,137	Woori Bank and others
Korea South-East Power Co., Ltd.	Nepal Water & Energy Development Company Private Limited	Collateralized money invested	USD 97,105	International Finance
		Business reserve payment guarantee	USD 33,333	Corporation and others
Korea South-East Power Co., Ltd.	Santiago Solar Power SpA	Debt guarantees (*8)	USD 8,000	Nonghyup Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Noeul Green Energy Co., Ltd.	Collateralized money invested	—	Hana Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Busan Green Energy Co., Ltd.	Collateralized money invested	KRW 2,334	Shinhan Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Go deok Clean Energy Co., Ltd.	Collateralized money invested	KRW 5,301	Kookmin Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Cheong-Song Noraesan Wind Power Co., Ltd.	Collateralized money invested	KRW 4,316	Woori Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Gwangyang Green Energy Co., Ltd.	Collateralized money invested	KRW 24,217	Shinhan Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Gangneung Sacheon Fuel Cell Co., Ltd.	Collateralized money invested	KRW 9,306	Hana Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Chuncheon Green Energy Co., Ltd.	Collateralized money invested	KRW 17,672	Hana Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Hydro & Nuclear Power Co., Ltd.	Yangyang Suri Wind Power Co., Ltd.	Collateralized money invested	KRW 8,643	Kookmin Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Bigeum Resident Photovoltaic Power Co., Ltd.	Collateralized money invested	KRW 7,908	Kookmin Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Songsan Green Energy Co., Ltd.	Collateralized money invested	KRW 7,908	Hana Bank
Korea Hydro & Nuclear Power Co., Ltd.	Changwon Nu-ri Energy Co., Ltd.	Collateralized money invested	KRW 7,658	Hana Bank
Korea Hydro & Nuclear Power Co., Ltd.	Imha Floating Photovoltaic Power Plant Inc.	Collateralized money invested	KRW 6,351	Hana Bank
Korea Hydro & Nuclear Power Co., Ltd.	KAS INVESTMENT I LLC	Payment guarantees (*13)	USD 9,770	WOORI AMERICA BANK
Korea Hydro & Nuclear Power Co., Ltd.	KAS INVESTMENT II LLC	Payment guarantees (*13)	USD 9,730	WOORI AMERICA BANK

(*1)	The Company guarantees to provide supplemental funding for business with respect to excessive business expenses or insufficient repayment of borrowings.

(*2)
Samcheok Eco Materials Co., Ltd., a joint venture of the Company has issued the hybrid bonds. If the bonds are not repaid by December 8, 2026, the parent company and shareholders except the parent company must purchase the bonds from the acquirer. As of December 31, 2024, derivative liabilities of
 ￦26,422 million were recognized in relation to this obligation.

(*3)
The Company recognized an impairment loss on all of the equity securities of Boim Combined Heat and Power Generation Co., Ltd. before the prior year, and the acquisition cost of the securities provided as collateral is ￦47,067 million.

(*4)
Pursuant to the guarantee agreement, the Company recognized other provisions of ￦11,804 million as the possibility of economic benefit outflow to fulfill the obligation was deemed probable and the amount could be reasonably estimated.

(*5)	The common stocks of Dongducheon Dream Power Co., Ltd. held by the Company were pledged as collateral.

(*6)	The Company provided a payment guarantee to Jordan Tafila wind power project for opening L/C for Debt Service Reserve Account (DSRA).

(*7)	The Company provided an EBL payment and EBL hedging guarantee to Amaala Sustainable Company for Energy LLC, an associate of the Company.

(*8)	The Company has issued a guaranteed letter of credit in the amount of USD 8,000 thousand under the interlender loan agreement with Santiago Solar Power SpA.

(*9)	The credit limits of guarantees to RE Holiday Holdings LLC include the credit limits of guarantees to their subsidiaries.

(*10)
The Company, together with other shareholders, has provided a guarantee for the project financing of Pulau Indah Power Plant Sdn. Bhd., by establishing the right of pledge on the shares of Pulau Indah Power Plant Sdn. Bhd. As of December 31, 2024, the book value of the securities is ￦50,721 million.

(*11)
Xe-Pian
Xe-Namnoy
Power Co., Ltd., an associate of the Company, has entered a contract to pay an incentive type of impounding bonus to SK Eco Plant Co., Ltd. when the
Xe-Pian
Xe-Namnoy
Dam is completed. If
Xe-Pian
Xe-Namnoy
Power Co., Ltd. fails to pay SK Eco Plant Co., Ltd., the Company guarantees the payment, and the amount is USD 5,000 thousand.

(*12)	The Company provided a payment guarantee to Chile Kelar project for opening L/C for Debt Service Reserve Account (DSRA), and others.

(*13)	The credit limits of guarantees to KAS INVESTMENT I LLC, KAS INVESTMENT II LLC include the credit limits of guarantees to their subsidiaries.

(*14)	The payment guarantee related to the gas combined cycle power project of South Jamaica Power Company Limited, a joint venture of the Company.

(*15)
The Company has entered into an agreement prescribing the settlement of the estimated loss in case damages occur related to the fulfillment of the mandatory supply volume according to the mandatory supply agreement for coal ash.

(8)	Guarantees received from related parties as of December 31, 2024 are as follows:

Primary Guarantor	Type of guarantees		Credit limit
			In millions of won
KAPES, Inc.	Defect guarantees	￦	16,281
	Performance guarantees		38,231
	Advance payment guarantee		248,042
	Certification of bidding		79,818

(9)	Derivatives transactions with related parties as of December 31, 2024 are as follows:

(i)	Currency Swap

Counterparty	Contract year		Contract amounts		Contract interest rate per annum			Contract exchange rate (in won)
			Pay	Receive	Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Korea Development Bank	2020~2025	￦	241,320	USD 200,000	0.54%	1.13%	￦	1,206.60
	2021~2026		118,170	USD 100,000	1.11%	1.13%		1,181.70
	2022~2026		283,820	USD 200,000	4.67%	5.38%		1,419.10
	2022~2028		283,820	USD 200,000	5.12%	5.50%		1,419.10
	2023~2026		256,000	USD 200,000	4.04%	5.38%		1,280.00
	2024~2027		864,890	USD 650,000	3.53%	4.88%		1,330.60
	2015~2025		111,190	USD 100,000	2.62%	3.25%		1,111.90
	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
	2018~2028		108,600	HKD 800,000	2.69%	3.35%		135.75
	2019~2027		119,978	CHF 100,000	1.43%	0.05%		1,199.78
	2021~2026		111,400	USD 100,000	0.93%	1.25%		1,114.00
	2022~2027		262,000	USD 200,000	3.63%	4.25%		1,310.00
	2024~2028		257,880	USD 200,000	3.80%	5.00%		1,289.40
	2024~2028		128,940	USD 100,000	3.69%	5.00%		1,289.40
	2024~2029		138,540	USD 100,000	3.19%	4.63%		1,385.40
	2020~2026		118,910	USD 100,000	0.61%	1.00%		1,189.10
	2021~2026		114,230	USD 100,000	1.27%	1.25%		1,142.30
	2022~2027		123,710	USD 100,000	3.41%	3.63%		1,237.10
	2022~2025		128,560	USD 100,000	3.37%	4.13%		1,285.60
	2020~2025		122,780	USD 100,000	0.93%	1.75%		1,227.80
	2022~2025		252,360	USD 200,000	2.83%	3.60%		1,261.80
	2023~2028		129,500	USD 100,000	3.85%	4.88%		1,295.00

(ii)	Currency forward

Counterparty	Contract date	Maturity date		Contract amounts			Contract exchange rate (in won)
				Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Korea Development Bank	2024.12.16	2025.01.07	￦	27,247	USD 19,000	￦	1,434,04
	2024.12.30	2025.01.17		17,627	USD 12,000		1,468.95

(10)
The Company considers all standing directors of the Board who serve as executive officers responsible for planning, operations and/or control of business activities, as key management personnel, except a standing director who is a member of the Audit Committee. The Company recorded salaries and other compensations related to the key management personnel as follows:

Type		2022	2023	2024
		In millions of won
Salaries	￦	1,026	866	1,064
Retirement benefits		58	33	36

	￦	1,084	899	1,100